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                                                  One Financial Way
                                                  Cincinnati, Ohio 45242




                                                  Post Office Box 237
[LOGO] OHIO NATIONAL                              Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                         Telephone: 513-794-6100


                                  May 4, 1999



Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:      File No. 33-53350, Ohio National Variable Account R
         Certification Under Rule 497(j)

Gentlemen:

I, John J. Palmer, Senior Vice President, Strategic Initiatives of the Depositor, Ohio National Life Assurance Corporation, hereby certify that the form of prospectus that would have been filed under paragraph (b) of Rule 497 would not have differed from those contained in the most-recent post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 29, 1999.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this fourth day of May, 1999.

                                    Sincerely,


                                    /s/JOHN J. PALMER
                                    --------------------------------------------
                                    John J. Palmer
                                    Senior Vice President, Strategic Initiatives

JJP/nh